RECD S.E.C.
DEC 2 8 2007
1086

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

CERTNAS
C01-33807

By Facsimile and First Class Mail

07087722

December 28, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 26, 2007 The Nasdaq Stock Market (the "Exchange") received from EchoStar Holding Corporation (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following security:

Class A Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
JAN 3 0 2008
THOMSON FINANCIAL

Sincerely,

Gary Sundick

cc via facsimile: John Harrington (U.S. Securities and Exchange Commission)

END